Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation paid to our current principal executive officer and former principal executive officer (“PEOs”), our NEOs other than our PEOs (the “Other NEOs”), and company performance for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Jacob Leach $(1)	Summary Compensation Table Total for Kevin Sayer $(1)	Compensation Actually Paid to Jacob Leach $(1)(2)(3)	Compensation Actually Paid to Kevin Sayer $(1)(2)(3)	Average Summary Compensation Table Total for Other NEOs $(2)(3)(4)	Average Compensation Actually Paid to Other NEOs $(2)(3)(4)	Total Shareholder Return $(5)	Peer Group Total Shareholder Return $(5)	Net Income (in millions) $	Company Selected Measure: Revenue (in millions) $
2025	7,985,960	16,282,598	6,679,778	12,992,295	6,605,046	4,205,605	71.81	78.69	836.3	4,635.5	(6)
2024	—	15,828,797	—	(8,689,910)	5,619,919	532,201	84.14	78.89	576.2	4,034.6	(7)
2023	—	15,712,244	—	22,999,097	5,015,577	6,071,441	134.25	74.82	541.5	3,608.6	(8)
2022	—	15,435,652	—	5,735,702	4,440,975	3,929,405	122.51	79.32	341.2	2,964.9	(9)
2021	—	11,985,324	—	36,052,076	4,962,060	6,403,115	145.23	103.50	216.9	2,422.5	(10)
(1)Kevin Sayer served as Dexcom’s PEO for the years 2021 through September 13, 2025. Mr. Sayer took a medical leave of absence effective September 14, 2025. Effective September 14, 2025, Dexcom’s Board of Directors appointed Jacob Leach as interim PEO. Effective January 1, 2026, Mr. Leach was appointed our President and Chief Executive Officer.

Named Executive Officers, Footnote	served as Dexcom’s PEO for the years 2021 through September 13, 2025. Mr. Sayer took a medical leave of absence effective September 14, 2025. Effective September 14, 2025, Dexcom’s Board of Directors appointed Jacob Leach as interim PEO. Effective January 1, 2026, Mr. Leach was appointed our President and Chief Executive Officer.
Adjustment To PEO Compensation, Footnote	The 2025 Summary Compensation Table (“SCT”) totals reported for the PEO and the average of the Other NEOs for fiscal 2025 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” or CAP:

	2025
	Jacob Leach ($)	Kevin Sayer ($)	Average for Other NEOs ($)
Summary Compensation Table	7,985,960	16,282,598	6,605,046
Adjustments for Grant Date Fair Value
Deductions for equity awards reported in Summary Compensation Table	(5,936,062)	(13,853,723)	(5,563,024)
Adjustments for Changes in Equity Fair Value
Year-end Fair Value of Equity Awards Granted During the Year that Remained Unvested as of the End of the Covered Year	4,930,431	11,103,100	3,413,069
Vesting Date Fair Value for Awards Granted and Vested in the Same Fiscal Year	—	—	—
Change in Year-end Fair Value of Equity Awards Granted During Prior Years that Remained Unvested as of the End of the Covered Year	(371,745)	(1,201,686)	(277,990)
Change in Fair Value from Prior Year-end to Vesting Date for Awards Granted in Prior Years that Vested in Covered Fiscal Year	71,194	662,006	28,504
Prior Year-End Fair Value for Awards Granted in Prior Years that are forfeited during the Covered Year	—	—	—
Net Increases for the Inclusion of Rule 402(v) Equity Values	4,629,880	10,563,420	3,163,583
Compensation Actually Paid	6,679,778	12,992,295	4,205,605
(3)The SCT totals reported for the PEOs and the average for the Other NEOs for each other year were subject to the adjustments as required by Regulation S-K Item 402(v) (2)(iii) to calculate CAP. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(4)For the applicable fiscal year, other NEOs include:
2025: Jereme Sylvain, Michael Brown, Jon Coleman and Sadie Stern;
2024: Jereme Sylvain, Michael Brown, Jacob Leach, Sadie Stern, and Teri Lawver;
2023: Jereme Sylvain, Michael Brown, Teri Lawver, and Jacob Leach;
2022: Jereme Sylvain, Michael Brown, Girish Naganathan, and Jacob Leach;
2021: Jereme Sylvain, Paul Flynn, Jacob Leach, Chad Patterson, and Quentin Blackford.
(5)$100 invested on December 31, 2020 in Dexcom common stock or the S&P Health Care Equipment Select Industry index, including reinvestment of any dividends.
(6)We have identified 2025 Adjusted Revenue as described in the Compensation Discussion and Analysis, as the most important financial performance measure used to link compensation actually paid to the PEO and Other NEOs for 2025 to the Company’s performance. We may determine a different financial performance measure to be the most important financial performance measure in future years. A reconciliation of this Non-GAAP financial measure to its nearest GAAP comparable financial measure is included in Annex A.
(7)For a description of 2024 revenue, please refer to our 2025 Proxy Statement.
(8)For a description of 2023 revenue, please refer to our 2024 Proxy Statement.
(9)For a description of 2022 revenue, please refer to our 2023 Proxy Statement.
(10)For a description of 2021 revenue, please refer to our 2022 Proxy Statement.

Non-PEO NEO Average Total Compensation Amount	$ 6,605,046	$ 5,619,919	$ 5,015,577	$ 4,440,975	$ 4,962,060
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,205,605	532,201	6,071,441	3,929,405	6,403,115
Compensation Actually Paid vs. Total Shareholder Return
Total compensation for the PEO and Other NEOs, as disclosed in the Summary Compensation Table, is comprised of salaries, annual cash incentives, and equity awards. The CAP calculation for each year includes changes in fair market value adjustments on vesting and outstanding equity awards during the year. The CAP adjustment fluctuates due to changes in the Company’s stock price in each of the years presented.
The following graph shows the relationship between the CAP to our PEO, average CAP to our Other NEOs, and Dexcom’s cumulative total shareholder return, or TSR, and the peer group’s cumulative TSR (S&P Health Care Equipment Select Industry index) for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021:

Compensation Actually Paid vs. Net Income
The following graph shows the relationship between the CAP to our PEO, the average CAP to our Other NEOs, and the Company’s net income for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021:

Compensation Actually Paid vs. Company Selected Measure
The following graph shows the relationship between the CAP to our PEO, the average CAP to our Other NEOs, and the Company’s Revenue for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021:

Tabular List, Table
Tabular List of Financial Performance Measures
Dexcom considers the following to be the most important financial performance measures it used to link compensation actually paid to its NEOs, for 2025, to Company performance:

2025 Adjusted Revenue	Non-GAAP Operating Margin	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 71.81	84.14	134.25	122.51	145.23
Peer Group Total Shareholder Return Amount	78.69	78.89	74.82	79.32	103.50
Net Income (Loss)	$ 836,300,000	$ 576,200,000	$ 541,500,000	$ 341,200,000	$ 216,900,000
Company Selected Measure Amount	4,635,500,000	4,034,600,000	3,608,600,000	2,964,900,000	2,422,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	2025 Adjusted Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Jacob Leach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,985,960
PEO Actually Paid Compensation Amount	6,679,778
Kevin Sayer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	16,282,598	$ 15,828,797	$ 15,712,244	$ 15,435,652	$ 11,985,324
PEO Actually Paid Compensation Amount	12,992,295	$ (8,689,910)	$ 22,999,097	$ 5,735,702	$ 36,052,076
PEO | Jacob Leach [Member] | Deductions for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,936,062)
PEO | Jacob Leach [Member] | Year-end Fair Value of Equity Awards Granted During the Year that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,930,431
PEO | Jacob Leach [Member] | Vesting Date Fair Value for Awards Granted and Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jacob Leach [Member] | Change in Year-end Fair Value of Equity Awards Granted During Prior Years that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(371,745)
PEO | Jacob Leach [Member] | Change in Fair Value from Prior Year-end to Vesting Date for Awards Granted in Prior Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,194
PEO | Jacob Leach [Member] | Prior Year-End Fair Value for Awards Granted in Prior Years that are forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kevin Sayer [Member] | Deductions for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,853,723)
PEO | Kevin Sayer [Member] | Year-end Fair Value of Equity Awards Granted During the Year that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,103,100
PEO | Kevin Sayer [Member] | Vesting Date Fair Value for Awards Granted and Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kevin Sayer [Member] | Change in Year-end Fair Value of Equity Awards Granted During Prior Years that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,201,686)
PEO | Kevin Sayer [Member] | Change in Fair Value from Prior Year-end to Vesting Date for Awards Granted in Prior Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,006
PEO | Kevin Sayer [Member] | Prior Year-End Fair Value for Awards Granted in Prior Years that are forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deductions for amounts reported under the “Stock Awards” column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,563,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted During the Year that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,413,069
Non-PEO NEO | Vesting Date Fair Value for Awards Granted and Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Year-end Fair Value of Equity Awards Granted During Prior Years that Remained Unvested as of the End of the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(277,990)
Non-PEO NEO | Change in Fair Value from Prior Year-end to Vesting Date for Awards Granted in Prior Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,504
Non-PEO NEO | Prior Year-End Fair Value for Awards Granted in Prior Years that are forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0